NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Disclosure of interests in subsidiaries

As at December 31,	2020	2019
Agua De La Falda S.A. (i)	$18.7	$18.7
Estelar Resources S.A. (ii)	16.0	16.0
Minera Agua Rica Alumbrera Ltd. (iii)	791.3	—
	$826.0	$34.7
(i)The Company holds a 56.7% interest in the Agua De La Falda ("ADLF") project along with Corporación Nacional del Cobre de Chile ("Codelco"). The ADLF project is an exploration project that includes the Jeronimo Deposit and is located in northern Chile.
(ii)During the second quarter of 2018, the Company entered into an arrangement with Fomento Minero de Santa Cruz S.E. ("FOMICRUZ") pursuant to which, FOMICRUZ is entitled to certain subordinated shares in the legal entity that directly owns Cerro Moro, Estelar Resources S.A. These subordinated shares entitle FOMICRUZ to a 5% interest in future dividends after the Company's investment in Cerro Moro, which includes construction and development along with acquisition costs, has been recovered in full. As part of the arrangement and as further consideration to the Company, the right to use the land related to the Bahía Laura properties, a significant land package to the west and south west of Cerro Moro, was obtained at an approximate value of $16.0 million.
(iii)On December 17, 2020, the Company, along with partners Glencore and Newmont, completed the integration of the Agua Rica project with the Alumbrera plant and infrastructure, pursuant to which, Yamana relinquished a non-controlling interest in Agua Rica for an increased interest in Alumbrera. Upon completion of the integration transaction, Yamana owned 56.25%, with Glencore and Newmont owning 25.00% and 18.75%, respectively, of Minera Agua Rica Alumbrera Ltd., the legal entity that indirectly holds the integrated MARA project. As at December 31, 2020, Minera Agua Rica Alumbrera Ltd. had current assets of $241.9 million, non-current assets of $1,867.7 million, current liabilities of $45.8 million and non-current liabilities of $383.3 million. Net loss (and therefore, net loss attributable to non-controlling interests) and cash flows for the 14 day period between completion of the integration transaction and December 31, 2020 were negligible. Refer to Note 6 for further details on the integration transaction.